--------------------------------------------------------------------------------
LARGE-CAP GROWTH
--------------------------------------------------------------------------------

Alliance Premier
Growth Fund

Semi-Annual Report
May 31, 2002

                               [GRAPHIC OMITTED]

                                            Alliance Capital [LOGO](R)
                                            The Investment Professional's Choice

                           Investment Products Offered
                           ---------------------------
                            o Are Not FDIC Insured
                            o May Lose Value
                            o Are Not Bank Guaranteed
                          ---------------------------

This shareholder report must be preceded or accompanied by the Fund's prospectus for individuals who are not current shareholders of the Fund.

Alliance Fund Distributors, Inc., the principal underwriter of the Alliance mutual funds and an affiliate of Alliance Capital Management L.P., the manager of the funds, is a member of the NASD.

                                                          ----------------------
                                                          LETTER TO SHAREHOLDERS
                                                          ----------------------

LETTER TO SHAREHOLDERS
July 23, 2002

Dear Shareholder:

This report provides the investment results, economic review and outlook for Alliance Premier Growth Fund (the "Fund") for the semi-annual reporting period ended May 31, 2002.

Investment Objective and Policies

This open-end fund seeks long-term growth of capital by investing predominately in the securities of a limited number of large, carefully selected, high-quality U.S. companies that are judged likely to achieve superior earnings growth. Normally, about 40 to 60 companies will be represented in the Fund's portfolio, with the 25 most highly regarded of these usually constituting 70% of the Fund's net assets.

Investment Results

The following table provides the performance results for the Fund and its benchmark, the Russell 1000 Growth Index for the six- and 12-month periods ended May 31, 2002. For comparison, we have also provided the returns for the Standard & Poor's (S&P) 500 Stock Index, a common measure of the broad stock market.

INVESTMENT RESULTS*
Periods Ended May 31, 2002

                                                          ----------------------
                                                              Total Returns
                                                          ----------------------
                                                          6 Months     12 Months
--------------------------------------------------------------------------------
Alliance Premier Growth Fund
  Class A                                                  -14.53%       -28.66%
--------------------------------------------------------------------------------
  Class B                                                  -14.86%       -29.18%
--------------------------------------------------------------------------------
  Class C                                                  -14.83%       -29.15%
--------------------------------------------------------------------------------
S&P 500 Stock Index                                         -5.67%       -13.84%
--------------------------------------------------------------------------------
Russell 1000 Growth Index                                   -12.87%      -20.87%
--------------------------------------------------------------------------------

* The Fund's investment results are total returns for the periods shown and are based on the net asset value (NAV) of each class of shares as of May 31, 2002. All fees and expenses related to the operation of the Fund have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Returns for the Fund include the reinvestment of any distributions paid during each period. Returns for Advisor Class shares will vary due to different expenses associated with this class. Past performance is no guarantee of future results.


--------------------------------------------------------------------------------
                                                ALLIANCE PREMIER GROWTH FUND o 1

----------------------
LETTER TO SHAREHOLDERS
----------------------

      The unmanaged Russell 1000 Growth Index contains those securities in the Russell 1000 Index with a greater-than-average growth orientation. The unmanaged Russell 1000 Index is comprised of 1000 of the largest capitalized companies that are traded in the United States. The unmanaged Standard & Poor's (S&P) 500 Stock Index is comprised of 500 U.S. companies and is a common measure of the performance of the overall U.S. stock market. The indices reflect no fees or expenses. An investor cannot invest directly in an index, and its results are not indicative of any specific investment, including Alliance Premier Growth Fund.

      Additional investment results appear on pages 5-8.

The Fund underperformed the S&P 500 and the Russell 1000 Growth Index for the six- and 12-month periods ended May 31, 2002. The six-month performance was attributed to declines in wireless stocks during the first quarter of 2002 and specific stock disappointments in Tyco International, Ltd. and AOL Time Warner, Inc. These results were partially offset by positive returns from the health care and financials sectors. We have maintained our positions in wireless stocks, believing underlying fundamentals are intact and that the stocks will recover. However, the positions in Tyco and AOL-Time Warner have been significantly reduced or eliminated because of changed outlooks for both companies.

The Fund's 12-month returns continue to be penalized by the unsuccessful investment in 2001 in Enron Corp., a position that has, of course, been eliminated in full. The loss has been fully realized, and there is a substantial tax-loss carryforward in the Fund that can be used against future capital gains.

Economic Review

The market continued to wrestle during the last six months with the divergence between macroeconomists' predictions of a healthy economic rebound and the skepticism of many CEOs who see little evidence of a robust recovery. At the macro level most economists are forecasting a "U" or a "V" shaped recovery (our own economist, Joe Carson, is between the two but sees possibilities for a "V"). They believe that the U.S. economy's essential resiliency in weathering with only minimal recession the bursting technology bubble, and then September 11, suggests we might be entering a prolonged expansion built on productivity gains and leading to secular budget surpluses. Economic data, in aggregate, continues to be positive from liquidity flows, fiscal stimulus, sustained inventory reductions and genuine improvements in profit margins from the industrial sector.

It is at the individual company management level, however, that we find interesting differences. Steady growth stocks that are not unduly related to the economy, such as leaders in the drug and health care field, consumer services and financial stocks, are generally fore-


--------------------------------------------------------------------------------
2 o ALLIANCE PREMIER GROWTH FUND
casting a continuation of their moderate growth upward trends. However, managements in the technology sector and among many cyclical companies do not as yet, generally speaking, see a convincing end demand pick up, despite talk of stabilization as inventory levels have been reduced. Investors need to remember, however, that two-thirds of the U.S. economy is consumer-driven and recovery cannot be objectively judged by one or two sectors (telecommunications and technology) that continue to be stressed.

Our key conclusion is that for the moment we should be balanced across growth sectors with a tilt toward predictability, but cautiously add, on the margin, a slightly more aggressive stance if, as and when we see macro strength being translated into specific company earnings prospects. There is not an epidemic of fraud in corporate America and now, more than ever, we believe research-based investing--conducted in an objective and dispassionate manner--is the key to defining opportunities at times like the present.

Stock picking going forward will require extreme price sensitivity. Only by adding to fundamentally desirable stocks at attractive price points, and by reducing the Fund's position sizes as companies approach intermediate price targets, can we keep the portfolio optimally structured. In short, to achieve above average returns in the quarters ahead, it is going to have to be built very much on a stock by stock basis.

Finally, a word on benchmarks. Over the last four years, and continuing in the first months of 2002, there has developed a wide divergence beyond historical proportions between the success-driven Russell 1000 Growth Index and the S&P 500 (a broad index containing many stocks that actually fall into traditional "value" rather than "growth" pools). It is virtually impossible, given the different growth biases of these two indices, for a growth manager to beat both indices consistently, quarter by quarter, as long as this disparity in characteristics continues. Share holders, therefore, should be cognizant of this, and hopefully judge managers both by their consistent discipline in implementing their philosophy, and by their overall returns against both bench marks over sensible time frames.

Review of Investment Strategy

The Fund seeks long-term growth by investing in many of the premier U.S. companies that demonstrate world leadership positions. We are focusing on companies with only the highest assurance of upward earnings, and we remain extremely price conscious when looking at one stock against another. The Fund is not as heavily invested in the growth favorites, such as technology, to the extent that some benchmarks would dictate. We are continuing to run the Fund's portfolio with a broad mix of stocks, and believe a middle road is the correct path given our positive feeling on fundamentals but discomfort with the higher level of risk that the economy overall may


--------------------------------------------------------------------------------
                                                ALLIANCE PREMIER GROWTH FUND o 3

----------------------
LETTER TO SHAREHOLDERS
----------------------

slow more abruptly than generally believed. As always, we will continue to make individual decisions as best we see the marriage of fundamentals and price on all stocks in the portfolio at each point of the market's gyrations.

Thank you for your continued interest in Alliance Premier Growth Fund. We look forward to reporting the market activity and the Fund's investment results in the ensuing periods.

Sincerely,


/s/ John D. Carifa

John D. Carifa
Chairman and President


/s/ Alfred Harrison

Alfred Harrison
Executive Vice President

[PHOTO]     John D. Carifa

[PHOTO]     Alfred Harrison

Alfred Harrison, Portfolio Manager, is Vice Chairman of Alliance Capital with over 40 years of investment experience.


--------------------------------------------------------------------------------
4 o ALLIANCE PREMIER GROWTH FUND

                                                              ------------------
                                                              PERFORMANCE UPDATE
                                                              ------------------

PERFORMANCE UPDATE

ALLIANCE PREMIER GROWTH FUND
GROWTH OF A $10,000 INVESTMENT
9/30/92* TO 5/31/02


 [THE FOLLOWING TABLE WAS DEPICTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

                        Alliance           Russell 1000           S&P 500
                  Premier Growth Fund      Growth Index         Stock Index
------------------------------------------------------------------------------
     9/30/92            $ 9,579              $10,000              $10,000
     5/31/93            $10,660              $10,537              $10,981
     5/31/94            $11,216              $10,728              $11,448
     5/31/95            $13,119              $13,079              $13,755
     5/31/96            $17,792              $17,338              $17,663
     5/31/97            $23,061              $21,925              $22,863
     5/31/98            $31,918              $28,232              $29,872
     5/31/99            $40,558              $35,634              $36,155
     5/31/00            $49,928              $44,540              $39,940
     5/31/01            $36,755              $31,308              $35,727
     5/31/02            $26,221              $24,774              $30,784

S&P 500 Stock Index:                    $30,784
Alliance Premier Growth Fund Class A:   $26,221
Russell 1000 Growth Index:              $24,774

This chart illustrates the total value of an assumed $10,000 investment in Alliance Premier Growth Fund Class A shares (from 9/30/92 to 5/31/02) as compared to the performance of appropriate broad-based indices. The chart reflects the deduction of the maximum 4.25% sales charge from the initial $10,000 investment in the Fund and assumes the reinvestment of dividends and capital gains. Performance for Class B, Class C and Advisor Class shares will vary from the results shown above due to differences in expenses charged to these classes. Past performance is not indicative of future results, and is not representative of future gain or loss in capital value or dividend income.

The unmanaged Russell 1000 Growth Index contains those securities in the Russell 1000 Index with a greater-than-average growth orientation. The unmanaged Russell 1000 Index is comprised of 1000 of the largest capitalized companies that are traded in the United States.

The unmanaged Standard & Poor's (S&P) 500 Stock Index is comprised of 500 U.S. companies and is a common measure of the performance of the overall U.S. stock market.

When comparing Alliance Premier Growth Fund to the indices shown above, you should note that no charges or expenses are reflected in the performance of the indices. An investor cannot invest directly in an index, and its results are not indicative of any specific investment, including Alliance Premier Growth Fund.

*     Closest month-end after Fund's Class A share inception date of 9/28/92.


--------------------------------------------------------------------------------
                                                ALLIANCE PREMIER GROWTH FUND o 5

------------------
PERFORMANCE UPDATE
------------------

PERFORMANCE UPDATE

ALLIANCE PREMIER GROWTH FUND
HISTORY OF RETURNS
YEARLY PERIODS ENDED 5/31

                              [BAR CHART OMITTED]

             Alliance Premier Growth Fund--Yearly Periods Ended 5/31
--------------------------------------------------------------------------------
                              Alliance Premier            Russell 1000
                                 Growth Fund              Growth Index
--------------------------------------------------------------------------------
      5/31/93*                      11.29%                     5.40%
      5/31/94                        5.22%                     1.82%
      5/31/95                       16.97%                    21.95%
      5/31/96                       35.62%                    32.57%
      5/31/97                       29.61%                    26.46%
      5/31/98                       38.40%                    28.77%
      5/31/99                       27.07%                    26.22%
      5/31/00                       23.10%                    24.99%
      5/31/01                      -26.38%                   -29.71%
      5/31/02                      -28.66%                   -20.87%

Past performance is no guarantee of future results. The Fund's investment results represent total returns for Class A shares and are based on the net asset value (NAV). Returns for Class B, Class C and Advisor Class shares will vary due to different expenses associated with these classes. All fees and expenses related to the operation of the Fund have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Returns for the Fund include the reinvestment of any distributions paid during each period.

The unmanaged Russell 1000 Growth Index contains those securities in the Russell 1000 Index with a greater-than-average growth orientation. The unmanaged Russell 1000 Index is comprised of 1,000 of the largest capitalized companies that are traded in the United States. An investor cannot invest directly in an index, and its results are not indicative of the performance for any specific investment, including Alliance Premier Growth Fund.

* The Fund's return for the period ended 5/31/93 is from the Fund's inception date of 9/28/92 through 5/31/93. The benchmark's return for the period ended 5/31/93 is from 9/30/92 through 5/31/93.


--------------------------------------------------------------------------------
6 o ALLIANCE PREMIER GROWTH FUND

                                                               -----------------
                                                               PORTFOLIO SUMMARY
                                                               -----------------

PORTFOLIO SUMMARY
May 31, 2002

INCEPTION DATES          PORTFOLIO STATISTICS

Class A Shares           Net Assets ($mil): $9,298
9/28/92                  Average Market Capitalization ($mil): $37,184
Class B Shares
9/28/92
Class C Shares
5/3/93


SECTOR BREAKDOWN

 32.8% Consumer Services
 22.1% Finance
 20.8% Health Care                       [PIE CHART]
 17.7% Technology
  3.1% Capital Goods
  2.0% Utilities
  1.5% Consumer Staples

COUNTRY BREAKDOWN

 95.0% United States
  2.2% United Kingdom                    [PIE CHART]
  2.2% Finland
  0.6% Netherlands

HOLDING TYPE

100.0% Equity                            [PIE CHART]

All data as of May 31, 2002. The Fund's sector breakdown, country breakdown and holding type are expressed as a percentage of total investments and may vary over time.


--------------------------------------------------------------------------------
                                                ALLIANCE PREMIER GROWTH FUND o 7

------------------
INVESTMENT RESULTS
------------------

INVESTMENT RESULTS

AVERAGE ANNUAL TOTAL RETURNS AS OF MAY 31, 2002

Class A Shares
--------------------------------------------------------------------------------
                                   Without Sales Charge       With Sales Charge
                      1 Year             -28.66%                   -31.70%
                     5 Years               2.60%                     1.71%
             Since Inception*             10.98%                    10.48%

Class B Shares
--------------------------------------------------------------------------------
                                   Without Sales Charge       With Sales Charge
                      1 Year             -29.18%                   -32.02%
                     5 Years               1.90%                     1.90%
             Since Inception*(a)          10.41%

Class C Shares
--------------------------------------------------------------------------------
                                   Without Sales Charge        With Sales Charge
                      1 Year             -29.15%                   -29.86%
                     5 Years               1.90%                     1.90%
             Since Inception*             10.41%                    10.41%

SEC AVERAGE ANNUAL TOTAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT QUARTER-END (JUNE 30, 2002)

                                     Class A           Class B           Class C
                                      Shares            Shares           Shares
--------------------------------------------------------------------------------
                      1 Year          -33.53%          -33.87%          -31.79%
                     5 Years           -0.55%           -0.38%           -0.38%
             Since Inception*           9.45%            9.38%(a)         9.31%

The Fund's investment results represent average annual total returns. The returns reflect reinvestment of dividends and/or capital gains distributions in additional shares without and with the effect of the 4.25% maximum front-end sales charge for Class A or applicable contingent deferred sales charge for Class B (4% year 1, 3% year 2, 2% year 3, 1% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1 year, 1% contingent deferred sales charge for accounts over $1,000,000. Total returns for Advisor Class shares will vary due to different expenses associated with this class.

The Fund concentrates its investments in a limited number of issues and an investment in the Fund is therefore subject to greater risk and volatility than investments in a more diversified portfolio.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

*     Inception date: 9/28/92, Class and Class B; 5/3/93, Class C.

(a) Assumes conversion of Class B shares into Class A shares after eight years.


--------------------------------------------------------------------------------
8 o ALLIANCE PREMIER GROWTH FUND

                                                            --------------------
                                                            TEN LARGEST HOLDINGS
                                                            --------------------

TEN LARGEST HOLDINGS
May 31, 2002 (unaudited)

                                                                     Percent of
Company                                                Value         Net Assets
--------------------------------------------------------------------------------
Kohl's Corp.                                  $  636,255,000                6.8%
--------------------------------------------------------------------------------
MBNA Corp.                                       618,504,096                6.7
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.                 484,112,970                5.2
--------------------------------------------------------------------------------
UnitedHealth Group, Inc.                         472,841,000                5.1
--------------------------------------------------------------------------------
Pfizer, Inc.                                     468,618,940                5.0
--------------------------------------------------------------------------------
Citigroup, Inc.                                  397,842,255                4.3
--------------------------------------------------------------------------------
Lowe's Cos., Inc.                                394,097,256                4.2
--------------------------------------------------------------------------------
Microsoft Corp.                                  376,891,821                4.1
--------------------------------------------------------------------------------
Tenet Healthcare Corp.                           367,992,750                4.0
--------------------------------------------------------------------------------
Cardinal Health, Inc.                            336,918,970                3.6
--------------------------------------------------------------------------------
                                              $4,554,075,058               49.0%

MAJOR PORTFOLIO CHANGES
Six Months Ended May 31, 2002 (unaudited)

                                                  ------------------------------
                                                                Shares
                                                  ------------------------------
Purchases                                             Bought   Holdings 5/31/02
--------------------------------------------------------------------------------
American International Group, Inc.                 1,413,600          3,494,510
--------------------------------------------------------------------------------
Amgen, Inc.                                        2,081,600          2,081,600
--------------------------------------------------------------------------------
Applied Materials, Inc.                            6,270,300          6,270,300
--------------------------------------------------------------------------------
AT&T Corp.                                        15,835,700         15,835,700
--------------------------------------------------------------------------------
Goldman Sachs Group, Inc.                          2,255,100          2,905,100
--------------------------------------------------------------------------------
Intel Corp.                                        3,379,600          7,147,500
--------------------------------------------------------------------------------
Lowe's Cos., Inc.                                  7,514,500          8,356,600
--------------------------------------------------------------------------------
Micron Technology, Inc.                            5,988,100          5,988,100
--------------------------------------------------------------------------------
Microsoft Corp.                                    3,095,500          7,403,100
--------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                              2,484,800          2,484,800
--------------------------------------------------------------------------------

Sales                                                   Sold   Holdings 5/31/02
--------------------------------------------------------------------------------
AOL Time Warner, Inc.                              5,625,500          1,787,800
--------------------------------------------------------------------------------
Electronic Data Systems Corp.                      4,607,900                 -0-
--------------------------------------------------------------------------------
Johnson & Johnson                                  5,516,400          1,884,700
--------------------------------------------------------------------------------
Kohl's Corp.                                       4,183,600          8,483,400
--------------------------------------------------------------------------------
MBNA Corp.                                         4,668,200         17,081,030
--------------------------------------------------------------------------------
Nokia Corp. (ADR)                                  6,511,600         14,327,500
--------------------------------------------------------------------------------
Tyco International, Ltd.                           8,593,243                 -0-
--------------------------------------------------------------------------------
UnitedHealth Group, Inc.                           5,146,000          5,207,500
--------------------------------------------------------------------------------
Vodafone Group Plc (ADR)                           7,279,800         13,784,800
--------------------------------------------------------------------------------
Walgreen Co.                                       6,229,100          3,706,900
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                ALLIANCE PREMIER GROWTH FUND o 9

------------------------
PORTFOLIO OF INVESTMENTS
------------------------

PORTFOLIO OF INVESTMENTS
May 31, 2002 (unaudited)

Company                                               Shares               Value
--------------------------------------------------------------------------------

COMMON STOCKS-99.6%

Consumer Services-32.7%
Airlines-3.3%
Continental Airlines, Inc. Cl.B(a) .........       4,687,800      $  104,397,306
KLM Royal Dutch Air (Netherlands) ..........       4,228,911          57,132,588
Northwest Airlines Corp. Cl.A(a) ...........       8,578,600         143,434,192
                                                                  --------------
                                                                     304,964,086
                                                                  --------------
Broadcasting & Cable-3.8%
AOL Time Warner, Inc.(a) ...................       1,787,800          33,431,860
Cox Communications, Inc. Cl.A(a) ...........       1,126,300          37,888,732
Viacom, Inc. Cl.B(a) .......................       5,755,885         281,808,130
                                                                  --------------
                                                                     353,128,722
                                                                  --------------
Cellular Communications-6.1%
AT&T Wireless Services, Inc.(a) ............      30,609,641         248,244,188
Sprint Corp.-PCS Group Cl.A(a) .............      10,910,900         113,909,796
Vodafone Group Plc (ADR) (United Kingdom) ..      13,784,800         205,807,064
                                                                  --------------
                                                                     567,961,048
                                                                  --------------
Retail - General Merchandise-19.5%
Best Buy Co., Inc.(a) ......................       5,881,650         271,732,230
Home Depot, Inc. ...........................       4,257,550         177,497,259
Kohl's Corp.(a) ............................       8,483,400         636,255,000
Lowe's Cos., Inc. ..........................       8,356,600         394,097,256
Target Corp. ...............................       4,778,200         198,056,390
Wal-Mart Stores, Inc. ......................       2,484,800         134,427,680
                                                                  --------------
                                                                   1,812,065,815
                                                                  --------------
                                                                   3,038,119,671
                                                                  --------------
Finance-22.0%
Brokerage & Money Management-2.7%
Goldman Sachs Group, Inc. ..................       2,905,100         219,189,795
Morgan Stanley Dean Witter & Co. ...........         656,400          29,839,944
                                                                  --------------
                                                                     249,029,739
                                                                  --------------
Insurance-3.2%
American International Group, Inc. .........       3,494,510         234,027,335
Travelers Property Casualty Corp. Cl.A(a) ..       3,294,400          57,816,720
                                                                  --------------
                                                                     291,844,055
                                                                  --------------
Mortgage Banking-5.2%
Federal Home Loan Mortgage Corp. ...........       7,385,400         484,112,970
                                                                  --------------

Miscellaneous-10.9%
Citigroup, Inc. ............................       9,213,577         397,842,255
MBNA Corp. .................................      17,081,030         618,504,096
                                                                  --------------
                                                                   1,016,346,351
                                                                  --------------
                                                                   2,041,333,115
                                                                  --------------


--------------------------------------------------------------------------------
10 o ALLIANCE PREMIER GROWTH FUND

                                                        ------------------------
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

Company                                               Shares               Value
--------------------------------------------------------------------------------

Health Care-20.7%
Biotechnology-1.1%
Amgen, Inc.(a) .............................       2,081,600      $   99,146,608
                                                                  --------------
Drugs-5.6%
Pfizer, Inc. ...............................      13,543,900         468,618,940
Wyeth ......................................         937,000          52,003,500
                                                                  --------------
                                                                     520,622,440
                                                                  --------------
Medical Products-1.3%
Johnson & Johnson ..........................       1,884,700         115,626,345
Medtronic, Inc. ............................         200,000           9,230,000
                                                                  --------------
                                                                     124,856,345
                                                                  --------------
Medical Services-12.7%
Cardinal Health, Inc. ......................       5,069,500         336,918,970
Tenet Healthcare Corp.(a) ..................       4,939,500         367,992,750
UnitedHealth Group, Inc. ...................       5,207,500         472,841,000
                                                                  --------------
                                                                   1,177,752,720
                                                                  --------------
                                                                   1,922,378,113
                                                                  --------------
Technology-17.7%
Communication Equipment-3.2%
Cisco Systems, Inc.(a) .....................       3,684,000          58,133,520
Nokia Corp. (ADR) (Finland) ................      14,327,500         198,865,700
QUALCOMM, Inc.(a) ..........................       1,192,800          37,740,192
                                                                  --------------
                                                                     294,739,412
                                                                  --------------
Computer Hardware/Storage-1.1%
Dell Computer Corp.(a) .....................       3,744,800         100,547,880
                                                                  --------------

Computer Services-0.5%
Concord EFS, Inc.(a) .......................         837,100          26,176,117
First Data Corp. ...........................         268,600          21,273,120
                                                                  --------------
                                                                      47,449,237
                                                                  --------------
Computer Software-5.2%
Microsoft Corp.(a) .........................       7,403,100         376,891,821
PeopleSoft, Inc.(a) ........................       2,066,150          42,418,060
VERITAS Software Corp.(a) ..................       2,650,200          60,080,034
                                                                  --------------
                                                                     479,389,915
                                                                  --------------
Internet Infrastructure-1.8%
eBay, Inc.(a) ..............................       3,123,700         172,459,477
                                                                  --------------

Semi-Conductor Capital Equipment-1.5%
Applied Materials, Inc.(a) .................       6,270,300         139,075,254
                                                                  --------------


--------------------------------------------------------------------------------
                                               ALLIANCE PREMIER GROWTH FUND o 11

------------------------
PORTFOLIO OF INVESTMENTS
------------------------

                                                   Shares or
                                                   Principal
                                                      Amount
Company                                                (000)               Value
--------------------------------------------------------------------------------

Semi-Conductor Components-4.4%
Intel Corp. ................................       7,147,500      $  197,413,950
Micron Technology, Inc.(a) .................       5,988,100         141,199,398
Texas Instruments, Inc. ....................       2,393,800          68,630,246
                                                                  --------------
                                                                     407,243,594
                                                                  --------------
                                                                   1,640,904,769
                                                                  --------------

Capital Goods-3.0%
Miscellaneous-3.0%
General Electric Co. .......................       9,075,700         282,617,298
                                                                  --------------

Utilities-2.0%
Telephone Utility-2.0%
AT&T Corp. .................................      15,835,700         189,553,329
                                                                  --------------

Consumer Staples-1.5%
Retail - Food & Drug-1.5%
Walgreen Co. ...............................       3,706,900         141,825,994
                                                                  --------------

Total Common Stocks
   (cost $9,372,703,556) ...................                       9,256,732,289
                                                                  --------------

SHORT-TERM INVESTMENT-0.0%
Commercial Paper-0.0%
Household Finance Corp.
   1.79%, 6/03/02
   (amortized cost $430,957) ...............            $431             430,957
                                                                  --------------

Total Investments-99.6%
   (cost $9,373,134,513) ...................                       9,257,163,246
Other assets less liabilities-0.4% .........                          40,757,093
                                                                  --------------

Net Assets-100% ............................                      $9,297,920,339
                                                                  ==============

(a)   Non-income producing security.

      Glossary:

      ADR - American Depositary Receipt

      See notes to financial statements.


--------------------------------------------------------------------------------
12 o ALLIANCE PREMIER GROWTH FUND

                                               ---------------------------------
                                               STATEMENT OF ASSETS & LIABILITIES
                                               ---------------------------------

STATEMENT OF ASSETS & LIABILITIES
May 31, 2002 (unaudited)

Assets
Investments in securities, at value (cost $9,373,134,513)      $  9,257,163,246
Cash ....................................................             1,686,071
Collateral held for securities loaned ...................           214,033,800
Receivable for investment securities sold ...............           120,595,801
Receivable for capital stock sold .......................             4,009,442
Dividends and interest receivable .......................             3,271,533
                                                               ----------------
Total assets ............................................         9,600,759,893
                                                               ----------------
Liabilities
Payable for collateral received on securities loaned ....           214,033,800
Payable for investment securities purchased .............            59,093,513
Payable for capital stock redeemed ......................            16,606,112
Advisory fee payable ....................................             7,903,002
Distribution fee payable ................................             1,502,775
Accrued expenses and other liabilities ..................             3,700,352
                                                               ----------------
Total liabilities .......................................           302,839,554
                                                               ----------------
Net Assets ..............................................      $  9,297,920,339
                                                               ================
Composition of Net Assets
Capital stock, at par ...................................      $        564,221
Additional paid-in capital ..............................        17,033,045,263
Accumulated net investment loss .........................           (83,806,361)
Accumulated net realized loss on investments ............        (7,535,911,517)
Net unrealized depreciation of investments ..............          (115,971,267)
                                                               ----------------
                                                               $  9,297,920,339
                                                               ================
Calculation of Maximum Offering Price
Class A Shares
Net asset value and redemption price per share
   ($2,831,880,444/163,654,571 shares of capital stock
   issued and outstanding) ..............................                 $17.30
Sales charge--4.25% of public offering price ............                    .77
                                                                          ------
Maximum offering price ..................................                 $18.07
                                                                          ======
Class B Shares
Net asset value and offering price per share
   ($4,299,561,766/268,821,870 shares of capital stock
   issued and outstanding) ..............................                 $15.99
                                                                          ======
Class C Shares
Net asset value and offering price per share
   ($1,572,629,237/98,158,924 shares of capital stock
   issued and outstanding) ..............................                 $16.02
                                                                          ======
Advisor Class Shares
Net asset value, redemption and offering price per share
   ($593,848,892/33,585,600 shares of capital stock
   issued and outstanding) ..............................                 $17.68
                                                                          ======

See notes to financial statements.


--------------------------------------------------------------------------------
                                               ALLIANCE PREMIER GROWTH FUND o 13

-----------------------
STATEMENT OF OPERATIONS
-----------------------

STATEMENT OF OPERATIONS
Six Months Ended May 31, 2002 (unaudited)

Investment Income
Dividends (net of foreign taxes withheld
   of $589,218) .............................    $  29,279,010
Interest ....................................        1,355,273  $    30,634,283
                                                 -------------
Expenses
Advisory fee ................................       51,627,646
Distribution fee--Class A ...................        4,883,935
Distribution fee--Class B ...................       25,492,629
Distribution fee--Class C ...................        9,494,690
Transfer agency .............................       19,123,259
Printing ....................................        3,095,592
Custodian ...................................          342,505
Administrative ..............................           74,000
Audit and legal .............................           63,110
Registration ................................           62,675
Directors' fees .............................           10,000
Miscellaneous ...............................          170,603
                                                 -------------
Total expenses ..............................                       114,440,644
                                                                ---------------
Net investment loss .........................                       (83,806,361)
                                                                ---------------
Realized and Unrealized Loss
on Investments
Net realized loss on investment
   transactions .............................                    (1,157,291,502)
Net change in unrealized
   appreciation/depreciation
   of investments ...........................                      (447,861,942)
                                                                ---------------
Net loss on investments .....................                    (1,605,153,444)
                                                                ---------------
Net Decrease in Net Assets from
   Operations ...............................                   $(1,688,959,805)
                                                                ===============

See notes to financial statements.


--------------------------------------------------------------------------------
14 o ALLIANCE PREMIER GROWTH FUND

                                              ----------------------------------
                                              STATEMENT OF CHANGES IN NET ASSETS
                                              ----------------------------------

STATEMENT OF CHANGES
IN NET ASSETS

                                              Six Months
                                                 Ended            Year Ended
                                             May 31, 2002        November 30,
                                              (unaudited)            2001
                                           ================    ================
Increase (Decrease) in Net Assets
from Operations
Net investment loss ....................   $    (83,806,361)   $   (195,169,749)
Net realized loss on investment
   transactions ........................     (1,157,291,502)     (6,219,302,977)
Net change in unrealized
   appreciation/depreciation
   of investments ......................       (447,861,942)      2,054,311,401
                                           ----------------    ----------------
Net decrease in net assets from
   operations ..........................     (1,688,959,805)     (4,360,161,325)
Distributions to Shareholders from
Net realized gain on investments
   Class A .............................                 -0-       (387,295,086)
   Class B .............................                 -0-       (753,190,675)
   Class C .............................                 -0-       (284,821,720)
   Advisor Class .......................                 -0-        (41,390,708)
Distributions in excess of net realized
   gain on investments
   Class A .............................                 -0-        (43,068,184)
   Class B .............................                 -0-        (83,756,688)
   Class C .............................                 -0-        (31,672,888)
   Advisor Class .......................                 -0-         (4,602,750)
Capital Stock Transactions
Net increase (decrease) ................     (1,028,270,617)        506,225,066
                                           ----------------    ----------------
Total decrease .........................     (2,717,230,422)     (5,483,734,958)
Net Assets
Beginning of period ....................     12,015,150,761      17,498,885,719
                                           ----------------    ----------------
End of period ..........................   $  9,297,920,339    $ 12,015,150,761
                                           ================    ================

See notes to financial statements.


--------------------------------------------------------------------------------
                                               ALLIANCE PREMIER GROWTH FUND o 15

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

NOTES TO FINANCIAL STATEMENTS
May 31, 2002 (unaudited)

NOTE A

Significant Accounting Policies

Alliance Premier Growth Fund, Inc. (the "Fund"), organized as a Maryland corporation on July 9, 1992, is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund offers Class A, Class B, Class C and Advisor Class shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Class B shares purchased before July 11, 1998 will convert to Class A shares six years after the end of the calendar month of purchase. Class B shares purchased on or after July 11, 1998 will convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Advisor Class shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. Advisor Class shares are offered to investors participating in fee-based programs and to certain retirement plan accounts. All four classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities traded on a national securities ex change, on a foreign securities exchange (other than foreign securities exchanges whose operations are similar to those of the United States over-the-counter market) or on The Nasdaq Stock Market, Inc. are generally valued at the last reported sales price or if no sale occurred, at the mean of the closing bid and asked prices on that day. Readily marketable securities traded in the over-the-counter market, securities listed on a foreign securities exchange whose operations are similar to the U.S. over-the-counter market, and securities listed on a national securities exchange whose primary market is believed to be over-the-counter (but excluding securities traded on The Nasdaq Stock Market, Inc.) are valued at the mean of the current bid and asked prices. U.S. government and fixed income securities which mature in 60 days or less are valued at amortized cost, unless this method does not represent fair value. Securities for which current market quotations are not readily available are valued at their fair value as determined in good faith by, or in accor-


--------------------------------------------------------------------------------
16 o ALLIANCE PREMIER GROWTH FUND

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

dance with procedures adopted by, the Board of Directors.

2. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked price of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized foreign currency gains and losses represent foreign exchange gains and losses from sales and maturities of debt securities, currency gains and losses realized between the trade and settlement dates on security transactions and the difference between the amounts of dividends and interest recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The Fund does not isolate the effect of fluctuations in foreign currency exchange rates when determining the gain or loss upon the sale of equity securities. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.

3. Taxes

It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. The Fund accretes discount and as adjustments to interest income. Investment gains and losses are determined on the identified cost basis.

5. Income and Expenses

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A and Advisor Class shares. Advisor Class shares have no distribution fees.

6. Dividends and Distributions

Dividends and distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are per-


--------------------------------------------------------------------------------
                                               ALLIANCE PREMIER GROWTH FUND o 17

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

manent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences, do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of an investment advisory agreement, the Fund pays Alliance Capital Management L.P. (the "Adviser") an advisory fee equal to the annualized rate of 1.00% of the Fund's average daily net assets up to $5 billion, .95% of the next $2.5 billion of the Fund's average daily net assets, .90% of the next $2.5 billion of the Fund's average daily net assets, and .85% of the Fund's average daily net assets over $10 billion. Such fee is accrued daily and paid monthly.

Pursuant to the advisory agreement, the Fund paid $74,000 to the Adviser representing the cost of certain legal and accounting services provided to the Fund by the Adviser for the six months ended May 31, 2002.

The Fund compensates Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $9,834,979 for the six months ended May 31, 2002.

For the six months ended May 31, 2002, the Fund's expenses were reduced by $57,137 under an expense offset arrangement with AGIS.

Alliance Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund's shares. The Distributor has advised the Fund that it has received front-end sales charges of $301,986 from the sale of Class A shares and $362,973, $6,704,489 and $161,786 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares, respectively, for the six months ended May 31, 2002.

Brokerage commissions paid on investment transactions for the six months ended May 31, 2002 amounted to $14,779,588, of which $487,405 was paid to Sanford C. Bernstein & Co. LLC, an affiliate of the Adviser.

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .50% of the average daily net assets attributable to Class A shares and 1% of the average daily net assets attributable to both Class B and Class C shares. There are no distribution and servicing fees on the Advisor Class shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has advised the Fund that it has incurred expenses in excess of the distribution costs reimbursed by the


--------------------------------------------------------------------------------
18 o ALLIANCE PREMIER GROWTH FUND

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

Fund in the amount of $240,157,148 and $16,179,425 for Class B and Class C shares, respectively; such costs may be recovered from the Fund in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments and U.S. government securities) aggregated $4,039,893,754 and $5,014,705,236, respectively, for the six months ended May 31, 2002. There were purchases of $96,089,167 and sales of $212,451,263 of U.S. government and government agency obligations for the six months ended May 31, 2002.

At May 31, 2002 the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation of investments was $1,138,670,090 and gross unrealized depreciation of investments was $1,254,641,357 resulting in net unrealized depreciation of $115,971,267.

At November 30, 2001, the Fund had a net capital loss carryover of $6,203,223,867 which expires November 30, 2009. To the extent that any net capital loss carryover is used to offset future gains, it is probable that these gains will not be distributed to shareholders.

NOTE E

Securities Lending

The Fund has entered into a securities lending agreement with UBS/Paine Webber, Inc. (the "Lending Agent"). Under the terms of the agreement, the Lending Agent, on behalf of the Fund, administers the lending of portfolio securities to certain broker-dealers. In return, the Fund receives fee income from the lending transactions. All loans are continuously secured by collateral exceeding the value of the securities loaned. All collateral consists of either cash or U.S. Government securities. The Lending Agent invests the cash collateral in an eligible money market vehicle in accordance with the investment restrictions of the Fund. UBS/Paine Webber will indemnify the Fund for any loss resulting from a borrower's failure to return a loaned security when due. As of May 31, 2002, the Fund had loaned securities with a value of $206,275,073 and received cash collateral of $214,033,800. For the six months ended May 31, 2002, the Fund received fee income of $797,242 which is included in interest income in the accompanying statement of operations.

NOTE F

Capital Stock

There are 12,000,000,000 shares of $0.001 par value capital stock authorized, divided into four classes, designated Class A, Class B, Class C and Advisor Class shares. Each Class consists of 3,000,000,000 authorized


--------------------------------------------------------------------------------
                                               ALLIANCE PREMIER GROWTH FUND o 19

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

shares. Transactions in capital stock were as follows:

                       -----------------------------------      --------------------------------------
                                     Shares                                     Amount
                       -----------------------------------      --------------------------------------
                       Six Months Ended         Year Ended      Six Months Ended            Year Ended
                           May 31, 2002       November 30,          May 31, 2002          November 30,
                            (unaudited)               2001           (unaudited)                  2001
                       -------------------------------------------------------------------------------
Class A
Shares sold                 156,820,007        192,958,567       $ 2,969,453,134       $ 4,423,315,850
------------------------------------------------------------------------------------------------------
Shares issued in
  reinvestment
  of distributions                   -0-        14,599,765                    -0-          407,490,039
------------------------------------------------------------------------------------------------------
Shares converted
  from Class B                3,769,487          2,660,688            72,939,559            56,630,812
------------------------------------------------------------------------------------------------------
Shares redeemed            (172,605,308)      (197,758,238)       (3,270,666,416)       (4,508,637,921)
------------------------------------------------------------------------------------------------------
Net increase
  (decrease)                (12,015,814)        12,460,782       $  (228,273,723)      $   378,798,780
======================================================================================================

Class B
Shares sold                  12,029,511         44,960,892       $   213,696,724       $ 1,012,469,813
------------------------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  distributions                      -0-        29,809,021                    -0-          777,718,782
------------------------------------------------------------------------------------------------------
Shares converted
  to Class A                 (3,932,297)        (2,861,332)          (72,939,559)          (56,630,811)
------------------------------------------------------------------------------------------------------
Shares redeemed             (46,778,582)       (81,347,624)         (812,061,150)       (1,727,699,159)
------------------------------------------------------------------------------------------------------
Net increase
  (decrease)                (38,681,368)        (9,439,043)      $  (671,303,985)      $     5,858,625
======================================================================================================

Class C
Shares sold                  10,574,033         29,064,163       $   186,317,441       $   655,157,404
------------------------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  distributions                      -0-        11,341,751                    -0-          296,360,110
------------------------------------------------------------------------------------------------------
Shares redeemed             (27,969,512)       (45,771,096)         (488,697,033)         (991,443,510)
------------------------------------------------------------------------------------------------------
Net decrease                (17,395,479)        (5,365,182)      $  (302,379,592)      $   (39,925,996)
======================================================================================================

Advisor Class
Shares sold                  13,153,258         21,466,919       $   257,370,519       $   498,862,134
------------------------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  distributions                      -0-         1,454,109                    -0-           41,311,238
------------------------------------------------------------------------------------------------------
Shares redeemed              (4,288,986)       (15,650,405)          (83,683,836)         (378,679,715)
------------------------------------------------------------------------------------------------------
Net increase                  8,864,272          7,270,623       $   173,686,683       $   161,493,657
======================================================================================================


--------------------------------------------------------------------------------
20 o ALLIANCE PREMIER GROWTH FUND

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

NOTE G

Bank Borrowing

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $750 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended May 31, 2002.

NOTE H

Litigation

The Fund has been named as a nominal defendant in Benak v. Alliance Capital Management, L.P., in Roy v. Alliance Capital Management L.P., in Roffe v. Alliance Capital Management L.P., in Tatem v. Alliance Capital Management, L.P, in Gissen v. Alliance Capital Management, L.P. and in Pfeiffer v. Alliance Capital Management, L.P. These are purported shareholder derivative actions brought under Section 36(b) of the Investment Company Act of 1940 to recover investment advisory fees paid by the Fund to its investment advisor. The Fund is named as a nominal defendant to the actions pursuant to established pleading requirements in derivative actions; however, no relief is sought from the Fund in this action nor could it be under Section 36(b).


--------------------------------------------------------------------------------
                                               ALLIANCE PREMIER GROWTH FUND o 21

--------------------
FINANCIAL HIGHLIGHTS
--------------------

FINANCIAL HIGHLIGHTS
Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                -----------------------------------------------------------------------------------------------
                                                                            Class A
                                -----------------------------------------------------------------------------------------------
                                 Six Months
                                      Ended
                                    May 31,                                   Year Ended November 30,
                                       2002         ---------------------------------------------------------------------------
                                (unaudited)               2001            2000            1999            1998             1997
                                -----------------------------------------------------------------------------------------------
Net asset value,
  beginning of period .......    $    20.24         $    29.51      $    35.82      $    27.50      $    22.00         $  17.98
                                -----------------------------------------------------------------------------------------------
Income From Investment
  Operations
Net investment loss(a) ......          (.10)              (.19)           (.26)           (.28)           (.15)            (.10)
Net realized and unrealized
  gain (loss) on investment
  transactions ..............         (2.84)             (6.43)          (3.69)           9.21            7.11             5.20
                                -----------------------------------------------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations ................         (2.94)             (6.62)          (3.95)           8.93            6.96             5.10
                                -----------------------------------------------------------------------------------------------
Less: Distributions
Distributions from net
  realized gains ............            -0-             (2.38)          (2.36)           (.61)          (1.46)           (1.08)
Distributions in excess of
  net realized gains on
  investments ...............            -0-              (.27)             -0-             -0-             -0-              -0-
                                -----------------------------------------------------------------------------------------------
Total distributions .........            -0-             (2.65)          (2.36)           (.61)          (1.46)           (1.08)
                                -----------------------------------------------------------------------------------------------
Net asset value,
  end of period .............    $    17.30         $    20.24      $    29.51      $    35.82      $    27.50         $  22.00
                                ===============================================================================================
Total Return
Total investment return based
  on net asset value(b)  ....        (14.53)%           (24.90)%        (11.91)%         33.13%          33.94%           30.46%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) ...........    $2,831,880         $3,556,040      $4,817,131      $4,285,490      $1,418,262         $373,099
Ratio of expenses to average
  net assets ................          1.65%(c)           1.53%           1.44%           1.50%           1.59%(d)         1.57%
Ratio of net investment loss
  to average net assets .....         (1.09)%(c)          (.83)%          (.71)%          (.85)%          (.59)%           (.52)%
Portfolio turnover rate .....            39%               135%            125%             75%             82%              76%

See footnote summary on page 25.


--------------------------------------------------------------------------------
22 o ALLIANCE PREMIER GROWTH FUND

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                -----------------------------------------------------------------------------------------------
                                                                              Class B
                                -----------------------------------------------------------------------------------------------
                                 Six Months
                                      Ended
                                    May 31,                                 Year Ended November 30,
                                       2002         ---------------------------------------------------------------------------
                                (unaudited)               2001            2000            1999            1998             1997
                                -----------------------------------------------------------------------------------------------
Net asset value,
  beginning of period .......    $    18.78         $    27.76      $    34.05      $    26.33      $    21.26         $  17.52
                                -----------------------------------------------------------------------------------------------
Income From Investment
  Operations
Net investment loss(a) ......          (.16)              (.35)           (.48)           (.48)           (.30)            (.23)
Net realized and unrealized
  gain (loss) on investment
  transactions ..............         (2.63)             (5.98)          (3.45)           8.81            6.83             5.05
                                -----------------------------------------------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations ................         (2.79)             (6.33)          (3.93)           8.33            6.53             4.82
                                -----------------------------------------------------------------------------------------------
Less: Distributions
Distributions from net
  realized gains ............            -0-             (2.38)          (2.36)           (.61)          (1.46)           (1.08)
Distributions in excess of
  net realized gains on
  investments ...............            -0-              (.27)             -0-             -0-             -0-              -0-
                                -----------------------------------------------------------------------------------------------
Total distributions .........            -0-             (2.65)          (2.36)           (.61)          (1.46)           (1.08)
                                -----------------------------------------------------------------------------------------------
Net asset value,
  end of period .............    $    15.99         $    18.78      $    27.76      $    34.05      $    26.33         $  21.26
                                ===============================================================================================
Total Return
Total investment return based
  on net asset value(b)  ....        (14.86)%           (25.48)%        (12.51)%         32.30%          33.04%           29.62%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) ...........    $4,299,562         $5,774,836      $8,797,132      $8,161,471      $2,799,288         $858,449
Ratio of expenses to average
  net assets ................          2.39%(c)           2.25%           2.13%           2.18%           2.28%(d)         2.25%
Ratio of net investment loss
  to average net assets .....         (1.83)%(c)         (1.59)%         (1.40)%         (1.53)%         (1.27)%          (1.20)%
Portfolio turnover rate .....            39%               135%            125%             75%             82%              76%

See footnote summary on page 25.


--------------------------------------------------------------------------------
                                               ALLIANCE PREMIER GROWTH FUND o 23

--------------------
FINANCIAL HIGHLIGHTS
--------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                ---------------------------------------------------------------------------------------------
                                                                           Class C
                                ---------------------------------------------------------------------------------------------
                                 Six Months
                                      Ended
                                    May 31,
                                       2002                                   Year Ended November 30,
                                                    -------------------------------------------------------------------------
                                (unaudited)               2001            2000            1999          1998             1997
                                ---------------------------------------------------------------------------------------------
Net asset value,
  beginning of period .......    $    18.81         $    27.80      $    34.09      $    26.36      $  21.29         $  17.54
                                ---------------------------------------------------------------------------------------------
Income From Investment
  Operations
Net investment loss(a) ......          (.16)              (.35)           (.48)           (.49)         (.31)            (.24)
Net realized and unrealized
  gain (loss) on investment
  transactions ..............         (2.63)             (5.99)          (3.45)           8.83          6.84             5.07
                                ---------------------------------------------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations ................         (2.79)             (6.34)          (3.93)           8.34          6.53             4.83
                                ---------------------------------------------------------------------------------------------
Less:Distributions
Distributions from net
  realized gains ............            -0-             (2.38)          (2.36)           (.61)        (1.46)           (1.08)
Distributions in excess of
  net realized gains on
  investments ...............            -0-              (.27)             -0-            -0 -           -0-              -0-
                                ---------------------------------------------------------------------------------------------
Total distributions .........            -0-             (2.65)          (2.36)           (.61)        (1.46)           (1.08)
                                ---------------------------------------------------------------------------------------------
Net asset value,
  end of period .............    $    16.02         $    18.81      $    27.80      $    34.09      $  26.36         $  21.29
                                =============================================================================================
Total Return
Total investment return based
  on net asset value(b)  ....        (14.83)%           (25.48)%        (12.49)%         32.31%        32.99%           29.64%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) ...........    $1,572,629          2,173,671      $3,361,307      $2,965,440      $862,193         $177,923
Ratio of expenses to average
  net assets ................          2.38%(c)           2.26%           2.13%           2.18%         2.28%(d)         2.24%
Ratio of net investment loss
  to average net assets .....         (1.82)%(c)         (1.59)%         (1.40)%         (1.53)%       (1.30)%          (1.22)%
Portfolio turnover rate .....            39%               135%            125%             75%           82%              76%

See footnote summary on page 25.


--------------------------------------------------------------------------------
24 o ALLIANCE PREMIER GROWTH FUND

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                 --------------------------------------------------------------------------------------
                                                                       Advisor Class
                                 --------------------------------------------------------------------------------------
                                  Six Months
                                       Ended
                                     May 31,                               Year Ended November 30,
                                        2002         ------------------------------------------------------------------
                                 (unaudited)             2001          2000          1999          1998            1997
                                 --------------------------------------------------------------------------------------
Net asset value,
  beginning of period .......       $  20.65         $  29.99      $  36.25      $  27.71      $  22.10         $ 17.99
                                 --------------------------------------------------------------------------------------
Income From Investment
  Operations
Net investment loss(a) ......           (.08)            (.14)         (.14)         (.17)         (.07)           (.06)
Net realized and unrealized
  gain (loss) on investment
  transactions ..............          (2.89)           (6.55)        (3.76)         9.32          7.14            5.25
                                 --------------------------------------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations ................          (2.97)           (6.69)        (3.90)         9.15          7.07            5.19
                                 --------------------------------------------------------------------------------------
Less: Distributions
Distributions from net
  realized gains ............             -0-           (2.38)        (2.36)         (.61)        (1.46)          (1.08)
Distributions in excess of
  net realized gains on
  investments ...............             -0-            (.27)           -0-           -0-           -0-             -0-
                                 --------------------------------------------------------------------------------------
Total distributions .........             -0-           (2.65)        (2.36)         (.61)        (1.46)          (1.08)
                                 --------------------------------------------------------------------------------------
Net asset value,
  end of period .............       $  17.68         $  20.65      $  29.99      $  36.25      $  27.71         $ 22.10
                                 ======================================================================================
Total Return
Total investment return based
  on net asset value(b)  ....         (14.38)%         (24.72)%      (11.61)%       33.68%        34.31%          30.98%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) ...........       $593,849         $510,603      $523,315      $466,690       271,661         $53,459
Ratio of expenses to average
  net assets ................           1.36%(c)         1.25%         1.11%         1.16%         1.26%(d)        1.25%
Ratio of net investment loss
  to average net assets .....           (.79)%(c)        (.59)%        (.38)%        (.51)%        (.28)%          (.28)%
Portfolio turnover rate .....             39%             135%          125%           75%           82%             76%

(a)   Based on average shares outstanding.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.

(c)   Annualized.

(d) Ratio reflects expenses grossed up for expense offset arrangement with the Transfer Agent. For the year ended November 30, 1998, the ratios of expenses to average net assets were 1.58% for Class A shares, 2.27% for Class B shares, 2.27% for Class C shares and 1.25% for Advisor Class shares, respectively.


--------------------------------------------------------------------------------
                                               ALLIANCE PREMIER GROWTH FUND o 25

----------------------------
GLOSSARY OF INVESTMENT TERMS
----------------------------


GLOSSARY OF INVESTMENT TERMS

benchmark

A standard by which a fund's performance can be measured. A benchmark is usually an unmanaged index, such as the Standard & Poor's 500 Stock Index or the Lehman Brothers Aggregate Bond Index.

earnings

Revenues minus cost of sales, operating expenses, and taxes, over a given period of time. Earnings are often the most important determinant of a company's stock price.

index

A compilation of securities of similar types of companies that is used to measure the investment performance of securities within that specific market. An index is often used as a benchmark for a mutual fund. An investor cannot invest directly in an index.

liquidity

The ability of an asset to be quickly converted into cash and without penalty.

portfolio

The collection of securities that make up a fund's or an investor's investments.

sector

A group of securities that are similar with respect to maturity, type, rating, industry and/or coupon. Refers to a distinct part of the economy, for example, the technology sector.


--------------------------------------------------------------------------------
26 o ALLIANCE PREMIER GROWTH FUND

                                                                ----------------
                                                                ALLIANCE CAPITAL
                                                                ----------------

ALLIANCE CAPITAL
The Investment Professional's Choice

Alliance Capital is a leading global investment management firm with approximately $412 billion in assets under management. In recognition of our far-reaching investment capabilities, Alliance Capital has been selected by employee benefit plans for 43 of the FORTUNE 100 companies and public retirement funds in 44 states as well as by hundreds of foundations, endowments and foreign institutions. By sharing this institutional money management experience with millions of mutual fund investors as well, Alliance stands out as a "manager of choice" for thousands of investment professionals around the world.

At Alliance Capital, we place a premium on investment research. We carefully select securities based on our proprietary research, conducted by over 600 investment professionals in 37 cities and 19 countries. Our commitment to this process means that our mutual fund shareholders have their portfolios managed by the same experienced analysts and portfolio managers who manage the pension funds of some of America's largest institutional investors.

All information on Alliance Capital is as of 6/30/02.


--------------------------------------------------------------------------------
                                               ALLIANCE PREMIER GROWTH FUND o 27

--------------------------------
ALLIANCE CAPITAL AT YOUR SERVICE
--------------------------------

ALLIANCE CAPITAL AT YOUR SERVICE

At Alliance Capital, shareholder satisfaction is among our top priorities. That is why we provide our shareholders with a wide variety of products and time-saving services.

o     Automatic Reinvestment

      You may choose to reinvest fund dividend and capital-gains distributions automatically at no charge.

o     Automatic Investment Program

      Build your investment account by having money automatically transferred from your bank account on a regular basis.

o     Dividend Direction Plans

      You may cross-invest dividends from one fund into the same class of shares in any other fund without incurring a sales charge--a good way to diversify your assets.

o     Auto Exchange

      You may choose to automatically exchange money from one Alliance Capital fund to another on a regular basis. This can be a good way to dollar cost average*, helping you to invest with discipline.

o     Systematic Withdrawals

      Regular checks for specified amounts can be sent to you or to your brokerage or bank account.

o     E-Statements and Electronic Delivery

      Sign up to view your quarterly mutual fund, retirement or CollegeBoundfund(SM) account statements online, rather than wait to receive paper copies in the mail. You may also sign up for electronic delivery of your legal documents so you can receive your semi-annual and annual shareholder reports, prospectuses and prospectus supplements online. It's easy, convenient and saves you time and storage space. Sign up today at www.alliancecapital.com. Simply go to Individual Investor, U.S., Account Access.

o     A Choice of Purchase Plans

      Most funds are available in A, B, and C Class shares. Many funds are also available in Advisor Class shares.

o     Telephone Transaction

      Purchases, transfers and redemptions can be made by calling (800) 221-5672. Our knowledgeable representatives are available to assist you Monday through Friday from 8:30 a.m. to 7:00 p.m. Eastern Standard Time.

o     Alliance Answer: 24-Hour Information

      For your convenience, our computerized audio response system is available to you 24-hours a day by calling (800) 251-0539. Using any touch tone phone, you can hear share prices, get account balances, review details of your last transaction, obtain dividend information, order statements/checkbooks, review fund objectives, and Watchlist information, order additional copies of statements and request additional year-end tax forms (available from February 1 to May 31).

o     The Alliance Advance

      A quarterly newsletter discussing investment strategies, economic news and other mutual fund matters.

o Our Web Site at www.alliancecapital.com gives you a broad perspective of Alliance Capital. You can reach Alliance mutual fund and account information more directly from www.investor.alliancecapital.com. Either way, you'll have access to extensive Alliance fund data, answers to frequently asked questions, and financial planning tools and calculators.

* Dollar cost averaging does not assure a profit nor protect against loss in a declining market. Since this strategy involves continuous investments in securities, regardless of fluctuating prices, investors should consider their financial ability to invest during periods of low price levels.


--------------------------------------------------------------------------------
28 o ALLIANCE PREMIER GROWTH FUND

                                                              ------------------
                                                              BOARD OF DIRECTORS
                                                              ------------------

BOARD OF DIRECTORS

John D. Carifa, Chairman and President
Ruth Block(1)
David H. Dievler(1)
John H. Dobkin(1)
William H. Foulk, Jr.(1)
Clifford L. Michel(1)
Donald J. Robinson(1)

OFFICERS

Alfred Harrison, Executive Vice President
Thomas J. Bardong, Vice President
Daniel Nordby, Vice President
Michael J. Reilly, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Vincent S. Noto, Controller

Custodian

State Street Bank & Trust Company
225 Franklin Street
Boston, MA 02110

Principal Underwriter

Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

Transfer Agent

Alliance Global Investor Services, Inc.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-Free (800) 221-5672

Independent Accountants

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036-2798

Legal Counsel

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

(1)   Member of the Audit Committee.


--------------------------------------------------------------------------------
                                               ALLIANCE PREMIER GROWTH FUND o 29

--------------------------------
ALLIANCE CAPITAL FAMILY OF FUNDS
--------------------------------

ALLIANCE CAPITAL FAMILY OF FUNDS

U.S. Stock Funds

Growth & Income Fund
Growth Fund
Health Care Fund
Mid-Cap Growth Fund*
Premier Growth Fund
Quasar Fund
Technology Fund

Global & International Stock Funds

All-Asia Investment Fund
Global Small Cap Fund
Greater China '97 Fund
International Fund
International Premier Growth Fund
The Korean Investment Fund
New Europe Fund
Worldwide Privatization Fund

AllianceBernstein Value Funds

Disciplined Value Fund
Global Value Fund
International Value Fund
Real Estate Investment Fund
Small CapValue Fund
Utility Income Fund
Value Fund

Select Investor Series

Biotechnology Portfolio
Premier Portfolio
Small Cap Growth Portfolio
Technology Portfolio

Asset Allocation Funds

Balanced Shares
Conservative Investors Fund
Growth Investors Fund

Taxable Bond Funds

Americas Government Income Trust**
Corporate Bond Portfolio
Emerging Market Debt Fund***
Global Strategic Income Trust
High Yield Fund
Multi-Market Strategy Trust
Quality Bond Portfolio
U.S. Government Portfolio

Tax-Exempt Bond Funds

National
Intermediate Diversified
Insured National
Arizona
California
Intermediate California
Insured California
Florida
Massachusetts
Michigan
Minnesota
New Jersey
New York
Intermediate New York
Ohio
Pennsylvania
Virginia

Closed-End Funds

All-Market Advantage Fund
ACM Income Fund
ACM Government Opportunity Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
California Municipal Income Fund
National Municipal Income Fund
New York Municipal Income Fund
The Southern Africa Fund
The Spain Fund
World Dollar Government Fund
World Dollar Government Fund II

Alliance also offers AFD Exchange Reserves, which serves as the money market fund exchange vehicle for the Alliance mutual funds.

To obtain a prospectus for any Alliance Capital fund, call your investment professional, or call Alliance at (800) 227-4618.

* The Alliance Fund changed its name to Alliance Mid-Cap Growth Fund on February 1, 2002.

** Alliance North American Government Income Trust changed its name to Alliance Americas Government Income Trust on March 1, 2002.

*** Alliance Global Dollar Government Fund changed its name to Alliance Emerging Market Debt Fund on March 1, 2002.


--------------------------------------------------------------------------------
30 o ALLIANCE PREMIER GROWTH FUND

NOTES


--------------------------------------------------------------------------------
                                               ALLIANCE PREMIER GROWTH FUND o 31

NOTES


--------------------------------------------------------------------------------
32 o ALLIANCE PREMIER GROWTH FUND

Alliance Premier Growth Fund
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672

Alliance Capital [LOGO](R)
The Investment Professional's Choice

(R) These registered service marks used under license from the owner, Alliance Capital Management L.P.

APGSR0502